Insurance and reinsurance contracts - Insurance contracts - expected recognition of the CSM (Details) - Insurance - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	$ 138,691	$ 125,133	$ 148,577
Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	160,626	144,203	166,544
Contractual service margin (CSM)
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	20,184	19,168	23,749
Contractual service margin (CSM) | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2,041	1,981
Contractual service margin (CSM) | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,780	1,751
Contractual service margin (CSM) | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,586	1,555
Contractual service margin (CSM) | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,412	1,385
Contractual service margin (CSM) | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,283	1,217
Contractual service margin (CSM) | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	4,604	4,306
Contractual service margin (CSM) | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2,924	2,705
Contractual service margin (CSM) | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,781	1,666
Contractual service margin (CSM) | After 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2,773	2,602
Contractual service margin (CSM) | Group's share relating to JVs and associates
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2,168	2,136
Contractual service margin (CSM) | Group's share relating to JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	226	219
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	190	175
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	165	155
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	146	138
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	127	122
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	474	454
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	293	292
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	195	201
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	352	380
Contractual service margin (CSM) | Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	22,352	21,304	$ 25,948
Contractual service margin (CSM) | Including JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2,267	2,200
Contractual service margin (CSM) | Including JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,970	1,926
Contractual service margin (CSM) | Including JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,751	1,710
Contractual service margin (CSM) | Including JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,558	1,523
Contractual service margin (CSM) | Including JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,410	1,339
Contractual service margin (CSM) | Including JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	5,078	4,760
Contractual service margin (CSM) | Including JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	3,217	2,997
Contractual service margin (CSM) | Including JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,976	1,867
Contractual service margin (CSM) | Including JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	$ 3,125	$ 2,982